Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities - Operating Leases (Table)

Period	Lease Commitment
Minimum net lease payments (July 1 to December 31, 2026)	$1,890
Less: present value discount	(190)
Total obligations under operating leases and financial liability (current portion)	$1,700